 v3.19.1
Institutional Select | Vanguard Total International Stock Index Fund
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Vanguard Total International Stock Index Fund

Supplement Dated March 7, 2019, to the Statutory Prospectus Dated February 26, 2019

Prospectus Text Changes

The “Annual Total Returns” bar chart for Vanguard Total International Stock Index Fund Institutional Select Shares is replaced with the following:

Annual Total Returns — Vanguard Total International Stock Index Fund Institutional Select Shares

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI 1969 032019

X
- Definition

If the Fund has annual returns for at least one calendar year, provide a bar chart showing the Fund's annual total returns for each of the last 10 calendar years (or for the life of the Fund if less than 10 years), but only for periods subsequent to the effective date of the Fund's registration statement. Present the corresponding numerical return adjacent to each bar. If the Fund's fiscal year is other than a calendar year, include the year-to-date return information as of the end of the most recent quarter in a footnote to the bar chart. Following the bar chart, disclose the Fund's highest and lowest return for a quarter during the 10 years or other period of the bar chart. When a Multiple Class Fund offers more than one Class in the prospectus, provide annual total returns in the bar chart for only one of those Classes. The Fund can select which Class to include (e.g., the oldest Class, the Class with the greatest net assets).

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form
-Number N-1A
-Chapter A
-Section 4
-Subsection b
-Paragraph 2
-Subparagraph ii

+ Details
Name:	rr_AnnualReturn2017
Namespace Prefix:	rr_
Data Type:	xbrli:pureItemType
Balance Type:	na
Period Type:	duration

X
- Definition

If the Fund has annual returns for at least one calendar year, provide a bar chart showing the Fund's annual total returns for each of the last 10 calendar years (or for the life of the Fund if less than 10 years), but only for periods subsequent to the effective date of the Fund's registration statement. Present the corresponding numerical return adjacent to each bar. If the Fund's fiscal year is other than a calendar year, include the year-to-date return information as of the end of the most recent quarter in a footnote to the bar chart. Following the bar chart, disclose the Fund's highest and lowest return for a quarter during the 10 years or other period of the bar chart. When a Multiple Class Fund offers more than one Class in the prospectus, provide annual total returns in the bar chart for only one of those Classes. The Fund can select which Class to include (e.g., the oldest Class, the Class with the greatest net assets).

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form
-Number N-1A
-Chapter A
-Section 4
-Subsection b
-Paragraph 2
-Subparagraph ii

+ Details
Name:	rr_AnnualReturn2018
Namespace Prefix:	rr_
Data Type:	xbrli:pureItemType
Balance Type:	na
Period Type:	duration

X
- Definition

Contains a command for the SEC Viewer for the role corresponding to BarChartData.

+ References

No definition available.

+ Details
Name:	rr_BarChartTableTextBlock
Namespace Prefix:	rr_
Data Type:	nonnum:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- Definition

This element contains the text of a prospectus supplement (submission type 497) not already contained in an element containing amended text or other data from a previous submission.

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form
-Number N-1A

+ Details
Name:	rr_SupplementToProspectusTextBlock
Namespace Prefix:	rr_
Data Type:	nonnum:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- Details
Name:	dei_DocumentInformationDocumentAxis=star_InstitutionalSelectMember
Namespace Prefix:
Data Type:	na
Balance Type:
Period Type:

X
- Details
Name:	dei_LegalEntityAxis=star_S000002932Member
Namespace Prefix:
Data Type:	na
Balance Type:
Period Type:

X
- Details
Name:	rr_ProspectusShareClassAxis=star_C000170278Member
Namespace Prefix:
Data Type:	na
Balance Type:
Period Type: